Cover	Sep. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Truist Financial Corporation
Entity Address, Address Line One	214 North Tryon Street
Entity Incorporation, State or Country Code	NC
Entity File Number	1-10853
City Area Code	844
Local Phone Number	487-8478
Entity Tax Identification Number	56-0939887
Entity Address, City or Town	Charlotte,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
Written Communications	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000092230
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Trading Symbol	TFC
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, $5 par value
Series I Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	TFC.PI
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares each representing 1/4,000th interest in a share of Series I Perpetual Preferred Stock
Series J Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	TFC.PJ
Security Exchange Name	NYSE
Title of 12(b) Security	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities each representing 1/100th interest in a share of Series J Perpetual Preferred Stock
Series O Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	TFC.PO
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock
Series R Preferred Stock [Member]
Entity Information [Line Items]
Trading Symbol	TFC.PR
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series R Non-Cumulative Perpetual Preferred Stock